OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
OTHER NON-CURRENT ASSETS [Abstract]
Fixture, furniture and Equipment	$ 159	$ 169
Arrangement fees Backstop facility and financing of newbuildings	0	15,484
Other	72	316
Total	$ 231	$ 15,969